Junior Subordinated Debt Securities (Tables)	12 Months Ended
Dec. 31, 2016
Junior Subordinated Notes [Abstract]
Outstanding Junior Subordinated Debt Securities
Outstanding junior subordinated debt securities and exchangeable surplus trust securities which are exchangeable for junior subordinated debt securities prior to redemption or repayment, were as follows:

						December 31,
						2016				2015
Issuer	Issue Date	Interest Rate (1)	Scheduled Redemption Date	Interest Rate Subsequent to Scheduled Redemption Date (2)	Final Maturity	Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value	Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value (3)
						(In millions)
MetLife, Inc.	July 2009	10.750%	August 2039	LIBOR + 7.548%	August 2069	$500	$—	$(4)	$496	$500	$—	$(4)	$496
MetLife Capital Trust X (4), (5)	April 2008	9.250%	April 2038	LIBOR + 5.540%	April 2068	750	—	(6)	744	750	—	(6)	744
MetLife Capital Trust IV (4)	December 2007	7.875%	December 2037	LIBOR + 3.960%	December 2067	700	(4)	(6)	690	700	(4)	(7)	689
MetLife, Inc.	December 2006	6.400%	December 2036	LIBOR + 2.205%	December 2066	1,250	(2)	(9)	1,239	1,250	(2)	(9)	1,239
						$3,200	$(6)	$(25)	$3,169	$3,200	$(6)	$(26)	$3,168
_________________

(1)	Prior to the scheduled redemption date, interest is payable semiannually in arrears.

(2)
In the event the securities are not redeemed on or before the scheduled redemption date, interest will accrue after such date at an annual rate of three-month LIBOR plus the indicated margin, payable quarterly in arrears.

(3)	Net of $26 million of unamortized issuance costs, which were reported in other assets at December 31, 2015.

(4)
MetLife Capital Trust X and MetLife Capital Trust IV are VIEs which are consolidated on the financial statements of the Company. The securities issued by these entities are exchangeable surplus trust securities, which are exchangeable for a like amount of MetLife, Inc.’s junior subordinated debt securities on the scheduled redemption date; mandatorily under certain circumstances, and at any time upon MetLife, Inc. exercising its option to redeem the securities.

(5)	See Note 23 for the information regarding the Junior Subordinated Debt Securities exchange transaction in February 2017.